Nature of the business (Tables)	9 Months Ended
Sep. 30, 2024
Nature of the business [Abstract]
Overview of main operating assets
The following table provides an overview of the main operating assets the Company owned or had an interest in as of September 30, 2024:

Assets	Type	Ownership	Location	Currency(9)	Capacity (Gross)	Counterparty Credit Ratings(10)	COD*	Contract Years Remaining(18)

Solana	Renewable (Solar)	100%	Arizona (USA)	USD	280 MW	BBB+/Baa1/BBB+	2013	19
Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB/ Ba1/BB+	2014	15
Coso	Renewable (Geothermal)	100%	California (USA)	USD	135 MW	Investment Grade(11)	1987-1989	17
Elkhorn Valley(16)	Renewable (Wind)	49%	Oregon (USA)	USD	101 MW	BBB/Baa1/--	2007	3
Prairie Star(16)	Renewable (Wind)	49%	Minnesota (USA)	USD	101 MW	--/A3/A-	2007	3
Twin Groves II(16)	Renewable (Wind)	49%	Illinois (USA)	USD	198 MW	BBB+/Baa1/--	2008	1
Lone Star II(16)	Renewable (Wind)	49%	Texas (USA)	USD	196 MW	N/A	2008	N/A
Chile PV 1	Renewable (Solar)	35%(1)	Chile	USD	55 MW	N/A	2016	N/A
Chile PV 2	Renewable (Solar)	35%(1)	Chile	USD	40 MW	Not rated	2017	6
Chile PV 3	Renewable (Solar)	35%(1)	Chile	USD	73 MW	Not rated	2014	10
Chile PMGD	Renewable (Solar)	49%	Chile	USD	9 MW(17)	A/A2/A-	2024	10
La Sierpe	Renewable (Solar)	100%	Colombia	COP	20 MW	Not rated	2021	11
La Tolua	Renewable (Solar)	100%	Colombia	COP	20 MW	Not rated	2023	9
Tierra Linda	Renewable (Solar)	100%	Colombia	COP	10 MW	Not rated	2023	9
Honda 1	Renewable (Solar)	50%	Colombia	COP	10 MW	BBB-/-/BBB	2023	6
Honda 2	Renewable (Solar)	50%	Colombia	COP	10 MW	BBB-/-/BBB	2024	7
Albisu	Renewable (Solar)	100%	Uruguay	UYU	10 MW	Not rated	2023	14
Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB+/Baa1/BBB(12)	2014	10
Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB+/Baa1/BBB(12)	2014	10
Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB+/Baa1/BBB(12)	2015	11
Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB-/Baa1/BBB	2012	8
Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	13/13
Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	12/12
PS10 & PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007&2009	8/10
Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	12/12
Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	13/13
Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	11/11/11
Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	14/14
Seville PV	Renewable (Solar)	80%(4)	Spain	Euro	1 MW	A/Baa1/A-	2006	11
Italy PV 1	Renewable (Solar)	100%	Italy	Euro	1.6 MW	BBB/Baa3/BBB	2010	7
Italy PV 2	Renewable (Solar)	100%	Italy	Euro	2.1 MW	BBB/Baa3/BBB	2011	7
Italy PV 3	Renewable (Solar)	100%	Italy	Euro	2.5 MW	BBB/Baa3/BBB	2012	7
Italy PV 4	Renewable (Solar)	100%	Italy	Euro	3.6 MW	BBB/Baa3/BBB	2011	7
UK Wind 1	Renewable (Wind)	100%	United Kingdom	GBP	25 MW	AA/Aa3/AA-	2012	8
UK Wind 2	Renewable (Wind)	100%	United Kingdom	GBP	8 MW	AA/Aa3/AA-	2003	3
Kaxu	Renewable (Solar)	51%(5)	South Africa	Rand	100 MW	BB-/Ba2/BB-(13)	2015	10
Calgary	Efficient natural gas &heat	100%	Canada	CAD	55 MWt	~60% AA- or higher(14)	2010	11
ACT	Efficient natural gas & heat	100%	Mexico	USD	300 MW	BBB/B3/B+	2013	9

ATN(15)	Transmission line	100%	Peru	USD	381 miles	BBB-/Baa1/BBB	2011	16
ATS	Transmission line	100%	Peru	USD	569 miles	BBB-/Baa1/BBB	2014	19
ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	9
Quadra 1 & 2	Transmission line	100%	Chile	USD	49 miles/32 miles	Not rated	2014	10/10
Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB/ -- /BBB+	2007	13
Chile TL3	Transmission line	100%	Chile	USD	50 miles	A/A2/A-	1993	N/A
Chile TL4	Transmission line	100%	Chile	USD	63 miles	Not rated	2016	47
Skikda	Water	34.20%(6)	Algeria	USD	3.5 M ft3/day	Not rated	2009	9
Honaine	Water	25.50%(7)	Algeria	USD	7 M ft3/day	Not rated	2012	13
Tenes	Water	51%(8)	Algeria	USD	7 M ft3/day	Not rated	2015	16

(1)	65% of the shares in Chile PV 1, Chile PV 2 and Chile PV 3 are indirectly held by financial partners through the renewable energy platform of the Company in Chile.
(2)	Itochu Corporation holds 30% of the shares in each of Solaben 2 and Solaben 3.
(3)	JGC holds 13% of the shares in each of Solacor 1 and Solacor 2.
(4)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”) holds 20% of the shares in Seville PV.
(5)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (“IDC”, 29%) and Kaxu Community Trust (20%).
(6)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.8%.
(7)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
(8)
Algerian Energy Company, SPA owns 49% of Tenes. The Company has an investment in Tenes through a secured loan to Befesa Agua Tenes (the holding company of Tenes) and the right to appoint a majority at the board of directors of the project company. Therefore, the Company controls Tenes since May 31, 2020, and fully consolidates the asset from that date.

(9)	Certain contracts denominated in U.S. dollars are payable in local currency.
(10)
Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch. Not applicable (“N/A”) when the asset has no PPA.

(11)
Refers to the credit rating of two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P and Southern California Public Power Authority. The third off-taker is not rated.

(12)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
(13)	Refers to the credit rating of the Republic of South Africa. The off-taker is Eskom, which is a state-owned utility company in South Africa.
(14)	Refers to the credit rating of a diversified mix of 22 high credit quality clients (~60% AA- rating or higher, the rest is unrated).
(15)	Including ATN Expansion 1, 2 & 3.
(16)	Part of Vento II Portfolio.
(17)	9 MW of the 80 MW portfolio of Chile PMGD were already in operation as of September 30, 2024.
(18)	As of September 30, 2024.
(*)	Commercial Operation Date.

Assets under construction or ready to start construction
Additionally, Atlantica as of September 30, 2024, has the following assets under construction or ready to start construction in the short term:

Asset	Type	Location	Capacity (gross)(1)	Expected COD	Expected Investment(2) ($ million)	Off-taker
Coso Batteries 1	Battery Storage	California, US	100 MWh	2025	40-50	Investment grade utility
Coso Batteries 2	Battery Storage	California, US	80 MWh	2025	35-45	Investment grade utility
Chile PMGD	Solar PV	Chile	71 MW	2024-2025	33(4)	Regulated
Chile PV 3 Expansion	Battery storage	Chile	142 MWh	2024	14-15	Emoac
ATS Expansion 1	Transmission Line	Peru	n.a. (substation)	2025	31	Republic of Peru
Apulo 1(3)	Solar PV	Colombia	10 MW	2024	5.5	-
Caparacena	Solar PV	Spain	22 MW	2026	10-12	Electricity Distribution Company

(1)	Includes nominal capacity on a 100% basis, not considering Atlantica’s ownership.
(2)	Corresponds to the expected investment by Atlantica.
(3)	Atlantica owns 50% of the shares in Apulo 1.
(4)	Corresponds to Atlantica’s expected investment for the total 80 MW Chile PMGD portfolio.